Advances to Suppliers, Net	6 Months Ended
Mar. 31, 2023
Advances to Suppliers Net [Abstract]
ADVANCES TO SUPPLIERS, NET
7.	ADVANCES TO SUPPLIERS, NET

As of September 30, 2022 and March 31, 2023, advances to suppliers and allowance for doubtful accounts consisted of the following:

	2022	2023
	(audited)
Prepayment for purchase of battery packs (1)	$6,846,200	$12,442,744
Prepayment for purchase of e-bicycles materials (2)	3,576,449	3,418,019
Others	240,709	555,238
	10,663,358	16,416,001
Less: allowance for doubtful accounts	(134,214)	(139,018)
Advances to suppliers, net	$10,529,144	$16,276,983

(1)	Prepayment for purchase of battery packs is for the production of battery packs, among which the top 3 suppler prepayments were $4,171,941 and $8,989,035 as of September 30, 2022 and March 31, 2023, respectively.
(2)	Prepayment for purchase of e-bicycles materials is for the production of e-bicycle, among which the top 2 suppler prepayments were $2,528,573 and $2,284,204 as of September 30, 2022 and March 31, 2023, respectively.